UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/Insight Select Income Fund

(Class A: CPUAX)

(Class C: CPUCX)

(Class I: CPUIX)

(Class Y: CPUYX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2021

AAM/Insight Select Income Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	24
Notes to Financial Statements	28
Supplemental Information	38
Expense Example	40

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/Insight Select Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 8.2%
$872,000	Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046[1,2]	$859,584
18,873	Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1, 3.63%, 3/25/2049[1,2,3]	18,940
270,000	Antares CLO 2017-1 Ltd. Series 2017-1A, Class CR, 2.83% (3-Month USD Libor+270 basis points), 4/20/2033[1,2,4]	269,863
133,096	BCC Funding XVII LLC Series 2020-1, Class A2, 0.91%, 8/20/2025[1,2]	133,241
353,479	Blackbird Capital Aircraft Series 2021-1A, Class B, 3.45%, 7/15/2046[1,2]	349,221
512,536	CF Hippolyta LLC Series 2020-1, Class A1, 1.69%, 7/15/2060[1,2]	508,517
109,000	COMM Mortgage Trust Series 2020-CX, Class D, 2.68%, 11/10/2046[1,2,3]	104,840
519,299	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[1,2]	526,673
598,000	DataBank Issuer Series 2021-2A, Class A2, 2.40%, 10/25/2051[1,2]	591,970
622,000	DB Master Finance LLC Series 2021-1A, Class A2I, 2.05%, 11/20/2051[1,2]	610,069
537,300	Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I, 2.66%, 4/25/2051[1,2]	539,124
54,416	DRB Prime Student Loan Trust Series 2017-A, Class A2B, 2.85%, 5/27/2042[1,2]	54,882
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 1.82% (3-Month USD Libor+170 basis points), 4/17/2031[1,2,4]	1,247,737
545,000	Flexential Issuer Series 2021-1A, Class A2, 3.25%, 11/27/2051[1,2]	543,978
1,500,000	Fortress Credit Opportunities IX CLO Ltd. Series 2017-9A, Class A1TR, 1.67% (3-Month USD Libor+155 basis points), 10/15/2033[1,2,4]	1,497,231
850,000	Golub Capital Partners CLO Ltd. Series 2018-36A, Class C, 2.24% (3-Month USD Libor+210 basis points), 2/5/2031[1,2,4]	838,710
250,000	Series 2020-47A, Class C1, 3.39% (3-Month USD Libor+325 basis points), 5/5/2032[1,2,4]	249,782
209,232	ITE Rail Fund Levered LP Series 2021-1A, Class A, 2.25%, 2/28/2051[1,2]	209,220
250,000	IVY Hill Middle Market Credit Fund XII Ltd. Series 12A, Class BR, 3.03% (3-Month USD Libor+290 basis points), 7/20/2033[1,2,4]	249,873
107,223	Laurel Road Prime Student Loan Trust Series 2017-C, Class A2B, 2.81%, 11/25/2042[1,2]	108,244
41,880	LoanCore Ltd. Series 2018-CRE1, Class A, 1.24% (1-Month USD Libor+113 basis points), 5/15/2028[1,2,4]	41,880

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$910,500	MF1 Ltd. Series 2021-FL7, Class AS, 1.56% (1-Month USD Libor+145 basis points), 10/16/2036[1,2,4]	$905,426
157,874	Navient Private Education Refi Loan Trust Series 2021-A, Class A, 0.84%, 5/15/2069[1,2]	155,895
1,058,000	New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061[1,2]	1,039,016
349,861	New Residential Mortgage Loan Trust Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058[1,2,3]	346,676
465,000	NextGear Floorplan Master Owner Trust Series 2019-1A, Class A2, 3.21%, 2/15/2024[1,2]	466,562
588,000	Series 2019-2A, Class A2, 2.07%, 10/15/2024[1,2]	594,398
323,000	Purewest Funding LLC Series 2021-1, Class A1, 4.09%, 12/22/2036[1,2]	322,151
1,271,066	Slam Ltd. Series 2021-1A, Class A, 2.43%, 6/15/2046[1,2]	1,240,019
133,252	SMB Private Education Loan Trust Series 2017-B, Class A2B, 0.86% (1-Month USD Libor+75 basis points), 10/15/2035[1,2,4]	133,641
791,245	Series 2019-B, Class A2B, 1.11% (1-Month USD Libor+100 basis points), 6/15/2037[1,2,4]	798,882
69,821	SoFi Consumer Loan Program Trust Series 2018-1, Class B, 3.65%, 2/25/2027[1,2]	70,228
15,122	Series 2019-4, Class A, 2.45%, 8/25/2028[1,2]	15,137
1,019,200	Textainer Marine Containers VII Ltd. Series 2021-1A, Class A, 1.68%, 2/20/2046[1,2]	991,108
537,867	TIF Funding II LLC Series 2021-1A, Class A, 1.65%, 2/20/2046[1,2]	521,097
	VSE VOI Mortgage LLC
54,869	Series 2016-A, Class A, 2.54%, 7/20/2033[1,2]	54,808
	Willis Engine Structured Trust IV
626,839	Series 2018-A, Class A, 4.75%, 9/15/2043[1,2,5]	614,250
	Willis Engine Structured Trust VI
646,481	Series 2021-A, Class A, 3.10%, 5/15/2046[1,2]	629,077

	TOTAL ASSET-BACKED SECURITIES
	(Cost $18,603,134)	18,451,950

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
	BXHPP Trust 2021-FILM
162,000	Series 2021-FILM, Class C, 1.21% (1-Month USD Libor+110 basis points), 8/15/2036[2,4]	160,075
75,880	CGMS Commercial Mortgage Trust Series 2017-MDRB, Class A, 1.21% (1-Month USD Libor+110 basis points), 7/15/2030[2,4]	75,667
90,000	Citigroup Commercial Mortgage Trust Series 2016-P6, Class C, 4.27%, 12/10/2049[1,3]	89,832
732,000	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV, Class D, 4.28%, 10/15/2030[1,2,3]	431,880

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$554,000	PMT Issuer Trust - FMSR Series 2021-FT1, Class A, 3.10% (1-Month USD Libor+300 basis points), 3/25/2026[1,2,4]	$556,222
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,534,207)	1,313,676
	CORPORATE BONDS — 80.9%
	COMMUNICATIONS — 9.5%
1,256,000	AMC Networks, Inc. 4.25%, 2/15/2029[1]	1,248,150
	AT&T, Inc.
750,000	4.75%, 5/15/2046[1]	908,549
770,000	5.15%, 2/15/2050[1]	985,706
1,944,000	3.30%, 2/1/2052[1]	1,911,115
1,155,000	3.55%, 9/15/2055[1]	1,163,825
	CCO Holdings LLC / CCO Holdings Capital Corp.
865,000	4.50%, 8/15/2030[1,2]	885,059
75,000	4.25%, 2/1/2031[1,2]	75,659
1,543,000	Charter Communications Operating LLC / Charter Communications Operating Capital 5.75%, 4/1/2048[1]	1,930,022
1,710,000	Comcast Corp. 3.45%, 2/1/2050[1]	1,832,766
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[2]	757,807
	CSC Holdings LLC
250,000	7.50%, 4/1/2028[1,2]	268,125
423,000	6.50%, 2/1/2029[1,2]	452,610
349,000	4.13%, 12/1/2030[1,2]	340,711
1,144,000	4.63%, 12/1/2030[1,2]	1,082,510
544,000	3.38%, 2/15/2031[1,2]	509,320
	Frontier Communications Holdings LLC
36,000	5.87%, 10/15/2027[1,2]	38,070
245,000	5.00%, 5/1/2028[1,2]	252,350
616,000	Kenbourne Invest S.A. 4.70%, 1/22/2028[1,2,6]	603,002
221,000	Lamar Media Corp. 3.63%, 1/15/2031[1]	215,210
110,000	Radiate Holdco LLC / Radiate Finance, Inc. 4.50%, 9/15/2026[1,2]	111,100
41,000	Scripps Escrow II, Inc. 3.88%, 1/15/2029[1,2]	40,949
489,000	Time Warner Cable LLC 6.55%, 5/1/2037	641,068
	Verizon Communications, Inc.
450,000	2.55%, 3/21/2031[1]	454,510
850,000	4.81%, 3/15/2039	1,068,320
664,000	3.55%, 3/22/2051[1]	717,737

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
	ViacomCBS, Inc.
$488,000	4.20%, 5/19/2032[1]	$551,082
83,000	6.87%, 4/30/2036	118,913
200,000	Virgin Media Finance PLC 5.00%, 7/15/2030[1,2,6]	199,000
1,440,000	Vodafone Group PLC 4.87%, 6/19/2049[6]	1,822,098
350,000	VTR Finance N.V. 6.37%, 7/15/2028[1,2,6]	364,000
		21,549,343
	CONSUMER DISCRETIONARY — 7.6%
54,000	Air Canada 3.88%, 8/15/2026[1,2,6]	55,080
218,574	Air Canada 2020-2 Class A Pass-Through Trust 5.25%, 10/1/2030[2,6]	237,904
209,375	American Airlines 2017-1 Class AA Pass-Through Trust 3.65%, 8/15/2030	218,514
338,009	American Airlines 2017-2 Class AA Pass-Through Trust 3.35%, 4/15/2031	343,843
407,910	American Airlines 2019-1 Class AA Pass-Through Trust 3.15%, 8/15/2033	412,008
267,000	American Airlines Group, Inc. 5.00%, 6/1/2022[2]	267,550
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
349,000	5.50%, 4/20/2026[2,6]	362,916
161,000	5.75%, 4/20/2029[2,6]	171,882
161,000	Asbury Automotive Group, Inc. 4.63%, 11/15/2029[1,2]	164,019
221,000	Atento Luxco 1 S.A. 8.00%, 2/10/2026[1,2,6]	235,506
256,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.37%, 3/1/2029[1,2]	270,034
109,096	British Airways 2020-1 Class A Pass-Through Trust 4.25%, 11/15/2032[2]	116,107
	Delta Air Lines, Inc. / SkyMiles IP Ltd.
126,000	4.50%, 10/20/2025[2,6]	132,467
623,000	4.75%, 10/20/2028[2,6]	680,735
2,216,000	ERAC USA Finance LLC 4.50%, 2/15/2045[1,2]	2,687,583
739,000	Ford Motor Credit Co. LLC 4.54%, 8/1/2026[1]	802,739
362,000	General Motors Co. 6.80%, 10/1/2027[1]	444,609
797,000	General Motors Financial Co., Inc. 3.60%, 6/21/2030[1]	850,820

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$1,213,000	2.35%, 1/8/2031[1]	$1,181,964
323,000	Goodyear Tire & Rubber Co. 5.00%, 7/15/2029[1,2]	346,967
1,513,058	JetBlue 2020-1 Class A Pass-Through Trust 4.00%, 11/15/2032	1,632,380
379,000	Lions Gate Capital Holdings LLC 5.50%, 4/15/2029[1,2]	385,633
214,000	Lowe's Cos., Inc. 2.80%, 9/15/2041[1]	209,536
250,000	McDonald's Corp. 4.45%, 3/1/2047[1]	305,922
125,000	Murphy Oil USA, Inc. 3.75%, 2/15/2031[1,2]	124,219
	Newell Brands, Inc.
851,000	4.35%, 4/1/2023[1]	876,530
275,000	4.70%, 4/1/2026[1]	299,819
570,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.38%, 8/31/2027[1,2]	549,754
1,034,000	Starbucks Corp. 4.45%, 8/15/2049[1]	1,277,153
220,000	Stellantis Finance US, Inc. 2.69%, 9/15/2031[1,2]	216,593
254,114	United Airlines 2018-1 Class B Pass-Through Trust 4.60%, 9/1/2027	257,792
172,086	United Airlines 2019-1 Class AA Pass-Through Trust 4.15%, 2/25/2033	188,068
569,767	United Airlines 2019-2 Class AA Pass-Through Trust 2.70%, 11/1/2033	565,188
266,473	United Airlines 2020-1 Class A Pass-Through Trust 5.87%, 4/15/2029	291,948
	United Airlines, Inc.
64,000	4.38%, 4/15/2026[1,2]	66,735
77,000	4.62%, 4/15/2029[1,2]	79,406
		17,309,923
	CONSUMER STAPLES — 3.5%
	Altria Group, Inc.
45,000	4.80%, 2/14/2029[1]	50,799
152,000	5.95%, 2/14/2049[1]	190,258
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
480,000	4.70%, 2/1/2036[1]	580,099
1,142,000	4.90%, 2/1/2046[1]	1,447,888
430,000	Anheuser-Busch InBev Worldwide, Inc. 4.50%, 6/1/2050[1]	531,976
386,000	BAT International Finance PLC 1.67%, 3/25/2026[1,6]	379,119

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$352,000	Bimbo Bakeries USA, Inc. 4.00%, 5/17/2051[1,2]	$381,575
363,000	BRF S.A. 4.88%, 1/24/2030[1,2,6]	367,632
580,000	Fresh Market, Inc. 9.75%, 5/1/2023[1,2]	596,675
206,000	JBS Finance Luxembourg Sarl 3.63%, 1/15/2032[1,2,6]	206,775
52,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.75%, 12/1/2031[1,2,6]	52,780
373,000	Kraft Heinz Foods Co. 5.50%, 6/1/2050[1]	506,678
750,000	Kroger Co. 4.50%, 1/15/2029[1]	864,491
515,000	MARB BondCo PLC 3.95%, 1/29/2031[1,2,6]	491,830
600,000	NBM U.S. Holdings, Inc. 6.62%, 8/6/2029[1,2]	656,256
635,000	Philip Morris International, Inc. 1.50%, 5/1/2025[1]	635,857
74,000	SEG Holding LLC / SEG Finance Corp. 5.62%, 10/15/2028[1,2]	77,515
		8,018,203
	ENERGY — 8.5%
319,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc. 2.06%, 12/15/2026[1]	322,108
90,000	Cheniere Energy Partners LP 3.25%, 1/31/2032[1,2]	90,900
180,000	Enbridge, Inc. 6.00% (3-Month USD Libor+389 basis points), 1/15/2077[1,3,6,7]	193,461
	Energy Transfer LP
314,000	3.75%, 5/15/2030[1]	333,053
275,000	5.40%, 10/1/2047[1]	323,689
500,000	6.25%, 4/15/2049[1]	655,098
	Enterprise Products Operating LLC
475,000	6.45%, 9/1/2040	658,203
366,000	3.30%, 2/15/2053[1]	365,472
126,000	5.38% (3-Month USD Libor+257 basis points), 2/15/2078[1,7]	126,514
956,000	Exxon Mobil Corp. 4.23%, 3/19/2040[1]	1,133,298
733,000	Global Partners LP / GLP Finance Corp. 7.00%, 8/1/2027[1]	760,488
107,000	Howard Midstream Energy Partners LLC 6.75%, 1/15/2027[1,2]	109,643
410,000	Kinder Morgan, Inc. 8.05%, 10/15/2030	555,659

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$600,000	5.55%, 6/1/2045[1]	$760,789
414,000	Lundin Energy Finance B.V. 3.10%, 7/15/2031[1,2,6]	417,412
	MPLX LP
515,000	4.88%, 6/1/2025[1]	563,713
641,000	4.25%, 12/1/2027[1]	710,481
249,000	5.50%, 2/15/2049[1]	318,980
983,000	4.90%, 4/15/2058[1]	1,135,380
	NGPL PipeCo LLC
820,000	4.88%, 8/15/2027[1,2]	912,927
737,000	7.77%, 12/15/2037[2]	1,033,926
659,000	Parkland Corp. 4.50%, 10/1/2029[1,2,6]	659,521
379,000	Petrobras Global Finance B.V. 5.60%, 1/3/2031[1,6]	401,361
845,000	Petroleos del Peru S.A. 5.62%, 6/19/2047[2,6]	836,668
	Petroleos Mexicanos
304,000	5.95%, 1/28/2031[1,6]	295,404
224,000	6.70%, 2/16/2032[1,2,6]	226,240
136,000	6.95%, 1/28/2060[1,6]	121,380
	Phillips 66
275,000	3.85%, 4/9/2025[1]	293,312
279,000	3.30%, 3/15/2052[1]	279,774
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.50%, 12/15/2026[1]	274,591
31,000	Renewable Energy Group, Inc. 5.87%, 6/1/2028[1,2]	31,853
	SA Global Sukuk Ltd.
422,000	1.60%, 6/17/2026[1,2,6]	415,248
448,000	2.69%, 6/17/2031[1,2,6]	450,240
816,000	Saudi Arabian Oil Co. 2.25%, 11/24/2030[1,2,6]	793,519
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
385,000	5.00%, 1/15/2028[1]	405,674
809,000	5.50%, 3/1/2030[1]	883,833
290,000	Transcontinental Gas Pipe Line Co. LLC 3.95%, 5/15/2050[1]	326,034
800,000	Williams Cos., Inc. 4.90%, 1/15/2045[1]	959,302
		19,135,148
	FINANCIALS — 22.2%
519,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 1/30/2032[1,6]	529,797

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$501,000	AIB Group PLC 4.26% (3-Month USD Libor+187 basis points), 4/10/2025[1,2,6,7]	$527,655
	Allianz S.E. 3.50% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5
600,000	Year+297 basis points)[1,2,6,8,9]	600,750
	3.20% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5
200,000	Year+217 basis points)[1,2,6,8,9]	191,250
175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[1,3,7]	229,688
802,000	American International Group, Inc. 8.17% (3-Month USD Libor+420 basis points), 5/15/2058[1,3,7]	1,176,935
	Bank of America Corp.
2,239,000	3.37% (3-Month USD Libor+81 basis points), 1/23/2026[1,7]	2,356,319
200,000	4.18%, 11/25/2027[1]	218,957
1,000,000	3.97% (3-Month USD Libor+121 basis points), 2/7/2030[1,7]	1,102,479
200,000	5.87%, 2/7/2042	284,721
660,000	Berkshire Hathaway Finance Corp. 4.20%, 8/15/2048[1]	803,683
1,349,000	Capital One Financial Corp. 0.74% (SOFR Rate+69 basis points), 12/6/2024[1,4]	1,348,525
	Citigroup, Inc.
1,000,000	4.60%, 3/9/2026	1,103,309
804,000	5.30%, 5/6/2044	1,052,187
	4.00% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5
605,000	Year+360 basis points)[1,8,9]	609,537
451,000	Credit Agricole S.A. 4.00% (USD SWAP SEMI 30/360 5Y+164 basis points), 1/10/2033[1,2,3,6,8]	480,946
	Credit Suisse Group A.G.
697,000	2.59% (SOFR Rate+156 basis points), 9/11/2025[1,2,6,7]	711,893
250,000	3.09% (SOFR Rate+173 basis points), 5/14/2032[1,2,6,7]	254,672
2,485,000	Crown Castle International Corp. 1.05%, 7/15/2026[1]	2,401,188
	Danske Bank A/S 5.00% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1
351,000	Year+173 basis points), 1/12/2023[1,2,6,8]	351,303
545,000	EPR Properties 3.60%, 11/15/2031[1]	539,803
265,000	Extra Space Storage LP 2.35%, 3/15/2032[1]	257,922
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[1,2,3,7]	1,212,445
852,000	Fifth Third Bancorp 2.38%, 1/28/2025[1]	874,972
151,000	GLP Capital LP / GLP Financing II, Inc. 3.25%, 1/15/2032[1]	151,814
	Goldman Sachs Group, Inc.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$209,000	5.95%, 1/15/2027	$246,496
790,000	1.89% (3-Month USD Libor+175 basis points), 10/28/2027[1,4]	826,827
1,220,000	3.80%, 3/15/2030[1]	1,344,274
250,000	6.75%, 10/1/2037	355,192
232,000	High Street Funding Trust II 4.68%, 2/15/2048[1,2]	285,175
395,000	HSBC Capital Funding Dollar 1 LP 10.18% (3-Month USD Libor+498 basis points)[1,2,3,6,7,9]	645,825
	HSBC Holdings PLC
224,000	4.95%, 3/31/2030[6]	263,092
1,044,000	4.60% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+365 basis points)[1,6,8,9]	1,043,144
789,000	ING Groep N.V. 3.55%, 4/9/2024[6]	827,207
	Iron Mountain, Inc.
46,000	5.00%, 7/15/2028[1,2]	47,265
320,000	4.88%, 9/15/2029[1,2]	331,194
449,000	5.25%, 7/15/2030[1,2]	473,166
1,215,000	JPMorgan Chase & Co. 3.88% (3-Month USD Libor+136 basis points), 7/24/2038[1,7]	1,381,976
	LSEGA Financing PLC
606,000	1.38%, 4/6/2026[1,2,6]	594,269
261,000	2.50%, 4/6/2031[1,2,6]	262,052
	Massachusetts Mutual Life Insurance Co.
502,000	5.08% (3-Month USD Libor+319 basis points), 2/15/2069[1,2,7]	624,658
236,000	4.90%, 4/1/2077[2]	309,696
	MetLife, Inc.
1,219,000	9.25%, 4/8/2038[1,2]	1,804,253
333,000	10.75%, 8/1/2039[1]	562,020
1,150,000	6.40%, 12/15/2066[1]	1,414,253
773,000	Mizuho Financial Group, Inc. 0.96% (3-Month USD Libor+84 basis points), 7/16/2023[1,4,6]	775,043
	Morgan Stanley
850,000	4.88%, 11/1/2022	878,668
100,000	1.52% (3-Month USD Libor+140 basis points), 10/24/2023[1,4]	100,871
150,000	5.00%, 11/24/2025	167,904
300,000	4.35%, 9/8/2026	331,401
500,000	3.95%, 4/23/2027	550,115
838,000	3.73% (3-Month USD Libor+361 basis points)[1,7,9]	838,425
518,000	PennyMac Financial Services, Inc. 5.75%, 9/15/2031[1,2]	523,180
	PNC Financial Services Group, Inc.
369,000	3.45%, 4/23/2029[1]	402,132
379,000	5.00% (3-Month USD Libor+330 basis points)[1,7,9]	402,681
845,000	Principal Financial Group, Inc. 3.20% (3-Month USD Libor+304 basis points), 5/15/2055[1,3,7]	837,586

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Prudential Financial, Inc.
$750,000	5.87% (3-Month USD Libor+418 basis points), 9/15/2042[1,7]	$766,534
746,000	5.63% (3-Month USD Libor+392 basis points), 6/15/2043[1,7]	776,286
447,000	5.70% (3-Month USD Libor+267 basis points), 9/15/2048[1,7]	501,152
463,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 5.75%, 1/15/2029[1,2]	474,575
476,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 2.88%, 10/15/2026[1,2]	472,430
462,000	SBA Tower Trust 2.59%, 10/15/2031[1,2]	468,202
1,989,000	Scentre Group Trust 2 4.75% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+438 basis points), 9/24/2080[1,2,6,8]	2,080,991
740,000	Synchrony Financial 2.88%, 10/28/2031[1]	739,319
1,232,000	Truist Financial Corp. 4.80% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+300 basis points)[1,3,8,9]	1,284,360
250,000	UBS A.G. 7.62%, 8/17/2022[6]	259,653
34,000	WEA Finance LLC 4.63%, 9/20/2048[1,2]	36,498
	Wells Fargo & Co.
350,000	4.48%, 1/16/2024	371,770
600,000	3.00%, 2/19/2025	626,649
250,000	5.87% (3-Month USD Libor+399 basis points)[1,7,9]	273,125
1,219,000	3.90% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+345 basis points)[1,8,9]	1,252,522
1,010,000	Westpac Banking Corp. 2.67% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+175 basis points), 11/15/2035[1,6,8]	984,941
		50,191,797
	GOVERNMENTS — 2.3%
200,000	Colombia Government International Bond 3.25%, 4/22/2032[1,6]	179,750
400,000	Egypt Government International Bond 5.88%, 2/16/2031[2,6]	353,872
731,000	7.62%, 5/29/2032[2,6]	691,226
334,000	Ghana Government International Bond 8.62%, 4/7/2034[2,6]	270,997
527,000	Mexico Government International Bond 5.00%, 4/27/2051[1,6]	598,182
729,000	Morocco Government International Bond 3.00%, 12/15/2032[2,6]	694,766
240,000	Nigeria Government International Bond 7.38%, 9/28/2033[2,6]	228,904

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	GOVERNMENTS (Continued)
$370,000	Oman Government International Bond 7.00%, 1/25/2051[2,6]	$386,946
1,000,000	Saudi Government International Bond 5.25%, 1/16/2050[2,6]	1,316,380
461,000	Ukraine Government International Bond 7.25%, 3/15/2033[2,6]	405,680
		5,126,703
	HEALTH CARE — 5.2%
561,000	AbbVie, Inc. 4.05%, 11/21/2039[1]	646,670
926,000	Alcon Finance Corp. 2.60%, 5/27/2030[1,2]	935,419
458,000	Astrazeneca Finance LLC 1.75%, 5/28/2028[1]	455,676
250,000	Bausch Health Cos., Inc. 5.00%, 1/30/2028[1,2,6]	230,000
77,000	4.87%, 6/1/2028[1,2,6]	78,733
23,000	5.00%, 2/15/2029[1,2,6]	20,298
56,000	6.25%, 2/15/2029[1,2,6]	53,213
290,000	5.25%, 1/30/2030[1,2,6]	255,200
346,000	5.25%, 2/15/2031[1,2,6]	304,048
1,000,000	Bayer U.S. Finance II LLC 4.62%, 6/25/2038[1,2]	1,170,360
400,000	CommonSpirit Health 2.78%, 10/1/2030[1]	409,823
409,000	CVS Health Corp. 1.30%, 8/21/2027[1]	396,775
271,000	4.30%, 3/25/2028[1]	304,336
1,164,000	3.25%, 8/15/2029[1]	1,242,173
287,000	4.25%, 4/1/2050[1]	348,110
966,000	DaVita, Inc. 3.75%, 2/15/2031[1,2]	939,435
200,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028[1,2]	203,250
829,000	Royalty Pharma PLC 2.20%, 9/2/2030[1,6]	803,287
320,000	2.15%, 9/2/2031[1,6]	302,650
323,000	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031[1,6]	326,128
1,222,000	Takeda Pharmaceutical Co., Ltd. 5.00%, 11/26/2028[1,6]	1,436,702
545,000	3.18%, 7/9/2050[1,6]	551,451
397,000	UnitedHealth Group, Inc. 3.05%, 5/15/2041[1]	416,694
		11,830,431

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS — 3.7%
$317,000	Allison Transmission, Inc. 3.75%, 1/30/2031[1,2]	$309,075
422,000	Ashtead Capital, Inc. 4.00%, 5/1/2028[1,2]	441,189
200,000	4.25%, 11/1/2029[1,2]	213,437
1,231,000	Boeing Co. 4.87%, 5/1/2025[1]	1,347,337
1,244,000	2.20%, 2/4/2026[1]	1,244,046
450,000	5.80%, 5/1/2050[1]	611,327
449,000	Canadian Pacific Railway Co. 2.45%, 12/2/2031[1,6]	457,608
330,000	GFL Environmental, Inc. 3.50%, 9/1/2028[1,2,6]	325,050
115,000	Hillenbrand, Inc. 3.75%, 3/1/2031[1]	115,288
667,000	Masco Corp. 1.50%, 2/15/2028[1]	646,135
52,000	Masonite International Corp. 3.50%, 2/15/2030[1,2,6]	51,415
917,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 1.20%, 11/15/2025[1,2]	893,862
118,000	PGT Innovations, Inc. 4.38%, 10/1/2029[1,2]	118,590
81,000	Ritchie Bros Holdings, Inc. 4.75%, 12/15/2031[1,2]	84,544
585,000	Simpar Europe S.A. 5.20%, 1/26/2031[1,2,6]	545,518
50,000	Sydney Airport Finance Co. Pty Ltd. 3.38%, 4/30/2025[1,2,6]	52,383
680,000	Triton Container International Ltd. 3.15%, 6/15/2031[1,2,6]	686,527
200,000	Union Pacific Corp. 3.84%, 3/20/2060[1]	236,501
		8,379,832
	MATERIALS — 6.2%
431,000	Alpek S.A.B. de C.V. 3.25%, 2/25/2031[1,2,6]	429,923
516,000	AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030[1,6]	519,602
200,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029[1,2,6]	197,788
150,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027[1,2,6]	156,375
1,290,000	Berry Global, Inc. 0.95%, 2/15/2024[1]	1,278,390

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
	Braskem Idesa SAPI
$591,000	7.45%, 11/15/2029[1,2,6]	$612,424
539,000	6.99%, 2/20/2032[1,2,6]	541,021
	Braskem Netherlands Finance B.V.
980,000	4.50%, 1/31/2030[2,6]	1,042,230
1,049,000	5.87%, 1/31/2050[2,6]	1,208,973
	Cemex S.A.B. de C.V.
200,000	7.37%, 6/5/2027[1,2,6]	220,202
809,000	5.20%, 9/17/2030[1,2,6]	868,664
759,000	3.88%, 7/11/2031[1,2,6]	756,214
326,000	Codelco, Inc. 3.15%, 1/15/2051[1,2,6]	304,966
239,000	International Flavors & Fragrances, Inc. 1.83%, 10/15/2027[1,2]	234,806
627,000	Inversiones CMPC S.A. 3.85%, 1/13/2030[1,2,6]	653,334
173,000	LABL, Inc. 5.88%, 11/1/2028[1,2]	178,298
272,000	Newcrest Finance Pty Ltd. 3.25%, 5/13/2030[1,2,6]	285,150
558,000	Orbia Advance Corp. S.A.B. de C.V. 2.88%, 5/11/2031[1,2,6]	545,445
523,000	Sealed Air Corp. 1.57%, 10/15/2026[1,2]	507,396
761,000	Sherwin-Williams Co. 2.90%, 3/15/2052[1]	746,176
382,000	SRM Escrow Issuer LLC 6.00%, 11/1/2028[1,2]	408,236
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[1,6]	318,089
922,000	Teck Resources Ltd. 6.12%, 10/1/2035[6]	1,196,908
104,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.13%, 4/1/2029[1,2,6]	106,080
381,000	Vale Overseas, Ltd. 6.87%, 11/21/2036[6]	506,258
321,000	Yamana Gold, Inc. 2.63%, 8/15/2031[1,2,6]	308,455
		14,131,403
	TECHNOLOGY — 4.4%
	Broadcom, Inc.
1,125,000	3.47%, 4/15/2034[1,2]	1,178,284
1,810,000	3.19%, 11/15/2036[1,2]	1,809,815
169,000	3.75%, 2/15/2051[1,2]	177,197
	Dell International LLC / EMC Corp.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$226,000	5.85%, 7/15/2025[1]	$256,266
229,000	8.35%, 7/15/2046[1]	381,752
519,000	3.45%, 12/15/2051[1,2]	499,079
157,000	Kyndryl Holdings, Inc. 2.05%, 10/15/2026[1,2]	152,959
166,000	Micron Technology, Inc. 2.70%, 4/15/2032[1]	166,188
151,000	Microsoft Corp. 2.67%, 6/1/2060[1]	151,207
526,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.30%, 6/18/2029[1,2,6]	589,802
	Oracle Corp.
1,105,000	2.30%, 3/25/2028[1]	1,102,330
500,000	3.85%, 7/15/2036[1]	528,963
1,560,000	3.60%, 4/1/2040[1]	1,570,628
534,000	salesforce.com, Inc. 2.70%, 7/15/2041[1]	534,897
768,000	VMware, Inc. 2.20%, 8/15/2031[1]	754,040
144,000	Western Digital Corp. 2.85%, 2/1/2029[1]	145,387
		9,998,794
	UTILITIES — 7.8%
	AES Andes S.A.
650,000	6.35% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+492 basis points), 10/7/2079[1,2,6,8]	661,700
475,000	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[1,2,6]	494,598
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[1]	917,871
1,676,000	Black Hills Corp. 3.88%, 10/15/2049[1]	1,839,651
675,000	Cleveland Electric Illuminating Co. 3.50%, 4/1/2028[1,2]	719,182
229,000	CMS Energy Corp. 3.75% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+290 basis points), 12/1/2050[1,8]	224,993
200,000	Consorcio Transmantaro S.A. 4.70%, 4/16/2034[2,6]	219,752
363,000	Consumers Energy Co. 2.50%, 5/1/2060[1]	321,557
429,000	Duke Energy Carolinas LLC 3.95%, 11/15/2028[1]	479,163
	Edison International
508,000	2.40%, 9/15/2022[1]	512,876
393,000	3.55%, 11/15/2024[1]	411,162

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$634,000	5.37% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+470 basis points)[1,8,9]	$664,178
252,000	Entergy Corp. 2.80%, 6/15/2030[1]	256,716
230,000	Evergy Metro, Inc. 4.20%, 6/15/2047[1]	274,792
	Exelon Corp.
248,000	3.40%, 4/15/2026[1]	264,307
905,000	4.05%, 4/15/2030[1]	1,006,469
	FirstEnergy Corp.
200,000	7.37%, 11/15/2031	269,880
735,000	5.35%, 7/15/2047[1]	874,898
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[1]	337,240
314,000	Jersey Central Power & Light Co. 2.75%, 3/1/2032[1,2]	318,587
439,000	Light Servicos de Eletricidade S.A./Light Energia S.A. 4.38%, 6/18/2026[1,2,6]	438,346
354,000	Metropolitan Edison Co. 4.30%, 1/15/2029[1,2]	394,055
1,000,000	MidAmerican Energy Co. 4.25%, 7/15/2049[1]	1,238,194
218,000	NiSource, Inc. 3.60%, 5/1/2030[1]	235,193
277,000	5.65% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+284 basis points)[1,8,9]	284,618
	Pacific Gas and Electric Co.
305,000	2.10%, 8/1/2027[1]	294,662
481,000	3.50%, 8/1/2050[1]	447,106
535,000	Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029[1]	571,679
239,000	Puget Energy, Inc. 2.38%, 6/15/2028[1]	235,442
477,000	Rochester Gas & Electric Corp. 3.10%, 6/1/2027[1,2]	503,800
	Southern Co. Gas Capital Corp.
426,000	5.87%, 3/15/2041[1]	580,963
121,000	3.95%, 10/1/2046[1]	133,244
822,000	4.40%, 5/30/2047[1]	957,510
97,000	Superior Plus LP / Superior General Partner, Inc. 4.50%, 3/15/2029[1,2,6]	99,700
119,000	Vistra Corp. 7.00% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+574 basis points)[1,2,8,9]	120,534
		17,604,618
	TOTAL CORPORATE BONDS
	(Cost $175,750,572)	183,276,195

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS — 1.1%
$1,455,000	State of California 7.55%, 4/1/2039	$2,428,184
	TOTAL MUNICIPAL BONDS
	(Cost $2,236,124)	2,428,184

	U.S. GOVERNMENT AND AGENCIES — 7.4%
20,474	Fannie Mae Pool 6.00%, 7/1/2040	24,255
	United States Treasury Bond
905,300	1.13%, 5/15/2040	795,992
1,260,100	1.75%, 8/15/2041	1,225,644
42,000	3.12%, 8/15/2044	51,181
757,800	1.25%, 5/15/2050	646,616
2,941,300	1.87%, 2/15/2051	2,923,376
928,800	2.37%, 5/15/2051	1,030,388
3,000,000	United States Treasury Floating Rate Note 0.14% (U.S. Treasury 3 Month Bill Money Market Yield), 7/31/2022[4]	3,000,933
	United States Treasury Note
480,500	1.63%, 9/30/2026	488,965
3,000	1.25%, 6/30/2028	2,972
66,600	1.25%, 9/30/2028	65,874
382,300	1.38%, 10/31/2028	381,105
288,800	0.63%, 8/15/2030	269,622
204,500	1.62%, 5/15/2031	207,312
5,842,600	1.25%, 8/15/2031	5,719,356
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $16,438,933)	16,833,591

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS — 0.1%
	GOVERNMENTS — 0.1%
2,800	CoBank ACB 6.25% (3-Month USD Libor+456 basis points), [1,7,9]	$285,600
	TOTAL PREFERRED STOCKS
	(Cost $299,688)	285,600

	SHORT-TERM INVESTMENTS — 0.6%
1,390,765	Goldman Sachs Financial Square Government Fund - Institutional Class 0.03%[10]	1,390,765
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,390,765)	1,390,765
	TOTAL INVESTMENTS — 98.9%
	(Cost $216,253,423)	223,979,961
	Other Assets in Excess of Liabilities — 1.1%	2,427,366
	TOTAL NET ASSETS — 100.0%	$226,407,327

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

[1]	Callable.

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $85,584,321, which represents 37.8% of total net assets of the Fund.

[3]	Variable rate security. Rate shown is the rate in effect as of December 31, 2021.

[4]	Floating rate security.

[5]	Step rate security.

[6]	Foreign security denominated in U.S. Dollars.

[7]	Fixed to float security. Fixed rate indicated is the rate effective at December 31, 2021. Security may convert at a future date to a floating rate or referenced rate and spread.

[8]	Fixed to variable security. Fixed rate indicated is the rate effective at December 31, 2021. Security may convert at a future date to a variable rate of referenced rate and spread.

[9]	Perpetual security. Date shown is next call date.

[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
Interest Rate Futures
(11)	10-Year U.S. Treasury Note	March 2022	$(1,436,516)	$(1,435,156)	$1,360
(25)	5-Year U.S. Treasury Note	March 2022	(3,025,656)	(3,024,414)	1,242
204	U.S. Treasury Long Bond	March 2022	32,703,796	32,729,250	25,454
(241)	Ultra 10-Year U.S. Treasury Note	March 2022	(35,086,126)	(35,291,438)	(205,312)
(31)	Ultra Long-Term U.S. Treasury Bond	March 2022	(6,059,327)	(6,110,875)	(51,548)

TOTAL FUTURES CONTRACTS			$(12,903,829)	$(13,132,633)	$(228,804)

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

SUMMARY OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Financials	22.2%
Communications	9.5%
Energy	8.5%
Utilities	7.8%
Consumer Discretionary	7.6%
Materials	6.2%
Health Care	5.2%
Technology	4.4%
Industrials	3.7%
Consumer Staples	3.5%
Governments	2.3%
Total Corporate Bonds	80.9%
Asset-Backed Securities	8.2%
U.S. Government and Agencies	7.4%
Municipal Bonds	1.1%
Commercial Mortgage-Backed Securities	0.6%
Preferred Stocks
Governments	0.1%
Short-Term Investments	0.6%
Total Investments	98.9%
Other Assets in Excess of Liabilities	1.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2021 (Unaudited)

Assets:
Investments, at value (cost $216,253,423)	$223,979,961
Cash deposited with broker for futures contracts	673,585
Receivables:
Fund shares sold	599,599
Dividends and interest	1,974,591
Prepaid expenses	33,431
Total assets	227,261,167

Liabilities:
Payables:
Fund shares redeemed	381,863
Variation margin on futures contracts	228,804
Advisory fees	52,239
Shareholder servicing fees (Note 7)	27,838
Distribution fees - Class A & C (Note 8)	6,302
Fund accounting and administration fees	73,628
Transfer agent fees and expenses	18,274
Custody fees	11,013
Auditing fees	10,403
Trustees' deferred compensation (Note 3)	7,766
Chief Compliance Officer fees	5,465
Trustees' fees and expenses	4,403
Accrued other expenses	25,842
Total liabilities	853,840

Net Assets	$226,407,327

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$218,639,266
Total distributable earnings	7,768,061
Net Assets	$226,407,327

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$11,741,736
Number of shares issued and outstanding	1,078,178
Net asset value per share[1]	$10.89
Maximum sales charge (3.00% of offering price)[2]	0.34
Maximum offering price to public	$11.23

Class C Shares:
Net assets applicable to shares outstanding	$4,496,670
Number of shares issued and outstanding	412,741
Net asset value per share[3]	$10.89

Class I Shares:
Net assets applicable to shares outstanding	$210,168,187
Number of shares issued and outstanding	19,284,845
Net asset value per share	$10.90

Class Y Shares:
Net assets applicable to shares outstanding	$734
Number of shares issued and outstanding	67
Net asset value per share[4]	$10.89

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of such shares within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.
[4]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2021 (Unaudited)

Investment income:
Dividends	$8,750
Interest	3,815,896
Total investment income	3,824,646

Expenses:
Advisory fees	442,279
Shareholder servicing fees - Class A (Note 7)	1,933
Shareholder servicing fees - Class C (Note 7)	1,389
Shareholder servicing fees - Class I (Note 7)	74,808
Distribution fees - Class A (Note 8)	16,112
Distribution fees - Class C (Note 8)	23,144
Fund accounting and administration fees	110,308
Transfer agent fees and expenses	37,436
Custody fees	32,455
Registration fees	45,604
Legal fees	11,909
Auditing fees	10,327
Chief Compliance Officer fees	10,057
Trustees' fees and expenses	6,720
Shareholder reporting fees	6,164
Miscellaneous	1,722
Insurance fees	1,313
Total expenses	833,680
Advisory fees waived	(134,347)
Net expenses	699,333
Net investment income	3,125,313

Realized and Unrealized Gain (Loss) :
Net realized gain on:
Investments	915,045
Futures contracts	262,379
Net realized gain	1,177,424
Net change in unrealized appreciation/depreciation on:
Investments	(3,588,738)
Futures contracts	(343,252)
Net change in unrealized appreciation/depreciation	(3,931,990)
Net realized and unrealized loss	(2,754,566)

Net Increase in Net Assets from Operations	$370,747

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,125,313	$6,218,191
Net realized gain on investments and futures contracts	1,177,424	1,510,085
Net change in unrealized appreciation/depreciation on investments and futures contracts	(3,931,990)	3,568,431
Net increase in net assets resulting from operations	370,747	11,296,707

Distributions to Shareholders:
Distributions:
Class A	(225,761)	(430,921)
Class C	(54,117)	(127,372)
Class I	(4,084,283)	(7,839,686)
Class Y	(15)	(28)
Total distributions to shareholders	(4,364,176)	(8,398,007)

Capital Transactions:
Net proceeds from shares sold:
Class A	4,852,962	6,182,862
Class C	329,547	1,340,696
Class I	44,382,401	152,487,772
Reinvestment of distributions:
Class A	203,155	401,035
Class C	52,500	124,116
Class I	4,009,260	7,697,253
Class Y	14	28
Cost of shares redeemed:
Class A1	(5,154,247)	(4,758,918)
Class C2	(272,256)	(1,575,404)
Class I3	(50,579,102)	(117,069,953)
Net increase (decrease) in net assets from capital transactions	(2,175,766)	44,829,487

Total increase (decrease) in net assets	(6,169,195)	47,728,187

Net Assets:
Beginning of period	232,576,522	184,848,335
End of period	$226,407,327	$232,576,522
Capital Share Transactions:
Shares sold:
Class A	438,212	560,695
Class C	29,694	122,142
Class I	4,013,918	13,792,529
Shares reinvested:
Class A	18,512	36,249
Class C	4,798	11,216
Class I	365,101	696,187
Class Y	1	2
Shares redeemed:
Class A	(468,636)	(434,653)
Class C	(24,635)	(143,224)
Class I	(4,583,289)	(10,644,926)
Net increase (decrease) in capital share transactions	(206,324)	3,996,217

[1]	Net of redemption fee proceeds of $1,050 and $452, respectively.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

[2]	Net of redemption fee proceeds of $0 and $397, respectively.
[3]	Net of redemption fee proceeds of $4,566 and $51,514, respectively.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months
	Ended
	December 31,
	2021	For the Year Ended June 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.07	$10.87	$10.36	$9.78	$10.16	$10.10
Income from Investment Operations:
Net investment income[1]	0.14	0.29	0.31	0.34	0.31	0.29
Net realized and unrealized gain (loss)	(0.13)	0.31	0.50	0.57	(0.38)	0.04
Total from investment operations	0.01	0.60	0.81	0.91	(0.07)	0.33

Less Distributions:
From net investment income	(0.16)	(0.29)	(0.30)	(0.34)	(0.31)	(0.28)
From net realized gain	(0.03)	(0.11)	-	-	-	-
Total distributions	(0.19)	(0.40)	(0.30)	(0.34)	(0.31)	(0.28)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	0.01	- [2]	0.01

Net asset value, end of period	$10.89	$11.07	$10.87	$10.36	$9.78	$10.16

Total return[3]	0.14%[4]	5.55%	7.97%	9.65%	(0.78)%	3.45%

Ratios and Supplemental Data:
Net assets, end of period	$11,741,736	$12,070,502	$10,088,253	$8,059,594	$11,354,169	$10,892,130

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.90%[5]	0.92%	0.99%	1.17%	1.37%	1.51%
After fees waived and expenses absorbed	0.78%[5]	0.79%	0.84%	0.84%	0.87%[6]	0.99%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.39%[5]	2.47%	2.75%	3.09%	2.62%	2.35%
After fees waived and expenses absorbed	2.51%[5]	2.60%	2.90%	3.42%	3.12%	2.87%

Portfolio turnover rate	34%[4]	104%	121%	155%	64%	68%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.00% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% that will be imposed to the extent a finder's fee was paid on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective October 20, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.85% of average daily net assets of Class A shares of the Fund. Prior to October 20, 2017, the annual operating expense limit was 0.99%.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months
	Ended
	December 31,
	2021	For the Year Ended June 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.06	$10.86	$10.35	$9.77	$10.15	$10.10
Income from Investment Operations:
Net investment income[1]	0.10	0.20	0.23	0.27	0.24	0.21
Net realized and unrealized gain (loss)	(0.14)	0.31	0.51	0.58	(0.39)	0.04
Total from investment operations	(0.04)	0.51	0.74	0.85	(0.15)	0.25

Less Distributions:
From net investment income	(0.10)	(0.20)	(0.23)	(0.27)	(0.23)	(0.21)
From net realized gain	(0.03)	(0.11)	-	-	-	-
Total distributions	(0.13)	(0.31)	(0.23)	(0.27)	(0.23)	(0.21)

Redemption fee proceeds[1]	-	- [2]	-	- [2]	- [2]	0.01

Net asset value, end of period	$10.89	$11.06	$10.86	$10.35	$9.77	$10.15

Total return[3]	(0.35)%[4]	4.74%	7.21%	8.87%	(1.51)%	2.62%

Ratios and Supplemental Data:
Net assets, end of period	$4,496,670	$4,454,691	$4,481,201	$3,634,082	$3,171,318	$2,389,241

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.68%[5]	1.69%	1.71%	1.89%	2.10%	2.26%
After fees waived and expenses absorbed	1.56%[5]	1.56%	1.56%	1.56%	1.60%[6]	1.74%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.61%[5]	1.70%	2.03%	2.37%	1.88%	1.60%
After fees waived and expenses absorbed	1.73%[5]	1.83%	2.18%	2.70%	2.38%	2.12%

Portfolio turnover rate	34%[4]	104%	121%	155%	64%	68%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective October 20, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as such as litigation expenses) do not exceed 1.60% of average daily net assets of the Class C shares of the Fund. Prior to October 20, 2017, the annual operating expense limit was 1.74%.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the
	Six Months
	Ended
	December 31,
	2021	For the Year Ended June 30,
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.09	$10.88	$10.37	$9.80	$10.17	$10.12
Income from Investment Operations:
Net investment income[1]	0.15	0.31	0.34	0.37	0.34	0.31
Net realized and unrealized gain (loss)	(0.13)	0.32	0.50	0.57	(0.39)	0.05
Total from investment operations	0.02	0.63	0.84	0.94	(0.05)	0.36

Less Distributions:
From net investment income	(0.18)	(0.31)	(0.33)	(0.37)	(0.33)	(0.31)
From net realized gain	(0.03)	(0.11)	-	-	-	-
Total distributions	(0.21)	(0.42)	(0.33)	(0.37)	(0.33)	(0.31)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.01	- [2]

Net asset value, end of period	$10.90	$11.09	$10.88	$10.37	$9.80	$10.17

Total return[3]	0.20%[4]	5.88%	8.29%	9.87%	(0.43)%	3.59%

Ratios and Supplemental Data:
Net assets, end of period	$210,168,187	$216,050,597	$170,278,190	$107,166,095	$69,812,380	$44,349,708

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.69%[5]	0.69%	0.69%	0.86%	1.09%	1.26%
After fees waived and expenses absorbed	0.57%[5]	0.56%	0.54%	0.53%	0.59%[6]	0.74%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.60%[5]	2.70%	3.05%	3.40%	2.90%	2.60%
After fees waived and expenses absorbed	2.72%[5]	2.83%	3.20%	3.73%	3.40%	3.12%

Portfolio turnover rate	34%[4]	104%	121%	155%	64%	68%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective October 20, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.60% of average daily net assets of Class I shares of the Fund. Prior to October 20, 2017, the annual operating expense limit was 0.74%.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the				For the Period
	Six Months				October 31,
	Ended				2017*
	December 31,				through
	2021	For the Year Ended June 30,			June 30,
	(Unaudited)	2021	2020	2019	2018
Net asset value, beginning of period	$11.08	$10.87	$10.36	$9.79	$10.23
Income from Investment Operations:
Net investment income[1]	0.16	0.32	0.34	0.37	0.24
Net realized and unrealized gain (loss)	(0.13)	0.32	0.51	0.57	(0.48)
Total from investment operations	0.03	0.64	0.85	0.94	(0.24)

Less Distributions:
From net investment income	(0.19)	(0.32)	(0.34)	(0.37)	(0.20)
From net realized gain	(0.03)	(0.11)	-	-	-
Total distributions	(0.22)	(0.43)	(0.34)	(0.37)	(0.20)

Net asset value, end of period	$10.89	$11.08	$10.87	$10.36	$9.79

Total return[2]	0.25%[3]	5.95%	8.34%	9.91%	(2.35)%[3]

Ratios and Supplemental Data:
Net assets, end of period	$734	$732	$691	$638	$580

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.62%[4]	0.63%	0.65%	0.83%	1.00%[4]
After fees waived and expenses absorbed	0.50%[4]	0.50%	0.50%	0.50%	0.50%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.67%[4]	2.77%	3.10%	3.43%	3.08%[4]
After fees waived and expenses absorbed	2.79%[4]	2.90%	3.25%	3.76%	3.58%[4]

Portfolio turnover rate	34%[3]	104%	121%	155%	64%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the year.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (Unaudited)

Note 1 – Organization

AAM/Insight Select Income Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek current income. The Fund currently offers four classes of shares: Class A, Class C, Class I and Class Y. The Fund’s Class A, Class C and Class I shares commenced investment operations on April 19, 2013. The Fund’s Class Y shares commenced investment operations on October 31, 2017.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Futures Contracts

The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates and other financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as cash deposited with broker. Securities deposited as initial margin are designated in the Schedule of Investments. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marked to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. Depending upon the agreement with the broker, the Fund may or may not settle variation margin daily. When the contracts are closed or expires, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

(c) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Preferred Stock Risk

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

(e) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(f) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2021, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Insight North America LLC (the “Sub-Advisor”) to manage the Fund and pay the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.85%, 1.60%, 0.60% and 0.50% of the average daily net assets of the Fund's Class A, Class C, Class I and Class Y Shares, respectively. This agreement is in effect until October 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended December 31, 2021, the Advisor waived its fees totaling $134,347 for the Fund. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At December 31, 2021, the amount of these potentially recoverable expenses was $958,933. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2022	$299,390
2023	235,782
2024	289,414
2025	134,347
Total	$958,933

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2021 are reported on the Statement of Operations.

AAM/Insight Select Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2021 (Unaudited)

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2021, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2021, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2021, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$216,396,774

Gross unrealized appreciation	9,859,393
Gross unrealized depreciation	(2,276,206)

Net unrealized appreciation on investments	$7,583,187

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

AAM/Insight Select Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2021 (Unaudited)

As of June 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$596,628
Undistributed long-term capital gains	-
Tax accumulated earnings	596,628

Accumulated capital and other losses	-
Deferred Compensation Outstanding	(7,063)
Unrealized appreciation on investments	11,171,925
Total accumulated earnings	$11,761,490

The tax character of the distributions paid during the fiscal years ended June 30, 2021, and June 30, 2020 were as follows:

	2021	2020
Distributions paid from:
Ordinary income	$6,483,669	$4,747,301
Net long-term capital gains	1,914,338	-
Total distributions paid	$8,398,007	$4,747,301

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2021 and the year ended June 30, 2021, the Fund received $5,616 and $52,363, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended December 31, 2021, purchases and sales of investments, excluding short-term investments and futures contracts, were $78,324,986 and $77,656,090, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class A shares, Class C shares, and Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers. The Class Y shares do not participate in the Shareholder Servicing Plan.

For the six months ended December 31, 2021, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

AAM/Insight Select Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2021 (Unaudited)

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares and Class Y shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2021, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

AAM/Insight Select Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2021 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Asset-Backed Securities	$-	$18,451,950	$-	$18,451,950
Commercial Mortgage-Backed Securities	-	1,313,676	-	1,313,676
Corporate Bonds[1]	-	183,276,195	-	183,276,195
Municipal Bonds	-	2,428,184	-	2,428,184
U.S. Government and Agencies	-	16,833,591	-	16,833,591
Preferred Stocks	285,600	-	-	285,600
Short-Term Investments	1,390,765	-	-	1,390,765
Total Investments	1,676,365	222,303,596	-	223,979,961
Other Financial Instruments**
Futures Contracts	28,056	-	-	28,056
Total Assets	$1,704,421	$222,303,596	$-	$224,008,017

Liabilities
Other Financial Instruments**
Futures Contracts	$256,860	$-	$-	$256,860
Total Liabilities	$256,860	$-	$-	$256,860

[1]	For a detailed break-out of corporate bonds by major sector classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in futures contracts during the six months ended December 31, 2021.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of December 31, 2021, by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Value
Interest Rate Contracts	Unrealized appreciation/depreciation on open futures contracts*	$28,056	$256,860

AAM/Insight Select Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2021 (Unaudited)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin as presented on the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended December 31, 2021 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Interest Rate Contracts	Futures Contracts	$262,379

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Derivatives not designated as hedging instruments		Total
Interest Rate Contracts	Futures Contracts	$(343,252)

The quarterly average volumes of derivative instruments as of December 31, 2021 are as follows:

Derivatives not designated as hedging instruments			Total
Interest Rate Contracts	Long Futures Contracts	Notional Amount	$28,676,298
Interest Rate Contracts	Short Futures Contracts	Notional Amount	(45,803,672)

Note 12 – Covid-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund’s, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund’s invests and may lead to losses on your investment in the Fund’s. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 13 - Recently Issued Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

AAM/Insight Select Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2021 (Unaudited)

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2021. Funds electing to rely on Rule 12d1-4 will have to comply with the rules by January 19, 2022.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AAM/Insight Select Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on June 15-16, 2021, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved an amended investment sub-advisory agreement (the “Amended Sub-Advisory Agreement”) between Advisors Asset Management, Inc. (the “Investment Advisor”) and Insight North America LLC (the “Sub-Advisor”) with respect to the AAM/Insight Select Income Fund series of the Trust (the “Fund”), in connection with a proposal by the Investment Advisor and the Sub-Advisor to change the sub-advisory fee paid to the Sub-Advisor. The Amended Sub-Advisory Agreement would be identical in all material respects to the existing sub-advisory agreement between the Investment Advisor and the Sub-Advisor with respect to the Fund (the “Sub-Advisory Agreement”), except that under the Sub-Advisory Agreement, the sub-advisory fee paid to the Sub-Advisor was 0.38% of the Fund’s average daily net assets on the first $25 million and 0.152% of the Fund’s average daily net assets over $25 million, and under the Amended Sub-Advisory Agreement, which would be effective July 1, 2021, the sub-advisory fee paid to the Sub-Advisor would be 0.152% of the Fund’s average daily net assets on the first $175 million and 0.19% of the Fund’s average daily net assets over $175 million. The Sub-Advisory Agreement had most recently been renewed for a one-year period at the Board’s meeting held on March 10-11, 2021. In approving the Amended Sub-Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of each Fund and its shareholders.

Background

In advance of the March and June meetings, the Board received information about the Fund, the Sub-Advisory Agreement and the Amended Sub-Advisory Agreement from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the Fund’s performance; and information regarding the proposed sub-advisory fee under the Amended Sub-Advisory Agreement. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval the Amended Sub-Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the Amended Sub-Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Amended Sub-Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the Board considered the information from the March 2021 meeting, which compared the performance of the Fund with returns of the Bloomberg U.S. Credit Index, the Bloomberg U.S. Aggregate Bond Index, and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Corporate Bond fund universe (the “Fund Universe”) for the one-, three-, and five-year periods ended December 31, 2020. At the March 2021 meeting, the Board observed that the Fund’s annualized total return for the five-year period was above the Peer Group and Fund Universe median returns, the Bloomberg Barclays U.S. Credit Index return, and the Bloomberg Barclays U.S. Aggregate Bond Index return. The Fund’s annualized total returns for the one- and three-year periods were above the Peer Group median returns, the Bloomberg Barclays U.S. Credit Index returns, and Bloomberg Barclays U.S. Aggregate Bond Index returns, but below the Fund Universe median returns by 0.12% and 0.05%, respectively. The Trustees considered Broadridge’s observation that the Fund benefited from its holdings in some lower-quality, longer-term bonds, and that the Fund had yet to realize the advantages of its outsized position, relative to the funds in the Fund Universe, in securitized bonds.

AAM/Insight Select Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board considered the overall quality of services to be provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel who would continue to be involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board noted that as the sole sub-advisor to the Fund, the Sub-Advisor would continue to be primarily responsible for the day-to-day management of the Fund and its performance results. The Board also noted the Investment Advisor’s and the Sub-Advisor’s representations that there would be no change in the quality or quantity of services provided by either entity to the Fund in connection with the Amended Sub-Advisory Agreement.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee proposed to be charged by the Sub-Advisor with respect to the Fund. At the March 2021 meeting, the Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor under the Sub-Advisory Agreement and noted that it was lower than or in the range of the advisory fees that the Sub-Advisor charges to manage a closed-end fund and an open-end fund with the same or similar strategies as the Fund. At the June meeting, the Board considered that the proposed change in the sub-advisory fee would allocate a greater share of the advisory fee of the Fund to the Sub-Advisor without impacting the current advisory fee of 0.38% paid by the Fund, and that the Investment Advisor would pay the Sub-Advisor a sub-advisory fee equal to 0.152% of the Fund’s average daily net assets under $175 million.

Benefits to the Sub-Advisor

At the March meeting, the Board considered that the potential benefits to be received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, would include the usual types of “fall out” benefits received by sub-advisors to the Trust, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that the terms of the Amended Sub-Advisory Agreement were fair and reasonable and in the best interests of the Fund and its shareholders and, accordingly, approved the Amended Sub-Advisory Agreement.

AAM/Insight Select Income Fund

EXPENSE EXAMPLE
For the Six Months Ended December 31, 2021 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending Account	Expenses Paid During
		Account Value	Value	Period
		7/1/21	12/31/21	7/1/21 – 12/31/21
Class A*	Actual Performance	$1,000.00	$1,001.40	$3.94
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.27	3.98
Class C*	Actual Performance	1,000.00	996.50	7.85
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.34	7.93
Class I*	Actual Performance	1,000.00	1,002.00	2.87
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.33	2.90
Class Y*	Actual Performance	1,000.00	1,002.50	2.51
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.72	2.53

AAM/Insight Select Income Fund
EXPENSE EXAMPLE - Continued
For the Six Months Ended December 31, 2021 (Unaudited)

*	Expenses are equal to the Fund’s annualized expense ratios of 0.78%, 1.56%, 0.57%, and 0.50% for Class A, Class C, Class I, and class Y shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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AAM/Insight Select Income Fund

A series of Investment Managers Series Trust

Investment Advisor
Advisors Asset Management, Inc.
18925 Base Camp Road, Suite 203
Monument, Colorado 80132

Sub-Advisor
Insight North America LLC
200 Park Avenue, 7th Floor
New York, New York 10166

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 East Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/Insight Select Income Fund - Class A	CPUAX	46141P 883
AAM/Insight Select Income Fund - Class C	CPUCX	46141P 875
AAM/Insight Select Income Fund - Class I	CPUIX	46141P 867
AAM/Insight Select Income Fund - Class Y	CPUYX	46141Q 121

Privacy Principles of the AAM/Insight Select Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/Insight Select Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/Insight Select Income Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 966-9661

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/11/2022